10. Stockholders' Equity (Details Narrative) (Sept 2020 Note) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2020	Aug. 04, 2020	Apr. 02, 2019	Mar. 11, 2019	Jun. 19, 2020	Feb. 27, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 22, 2019	Dec. 31, 2017
Preferred stock, shares authorized											10,000,000	10,000,000
Preferred stock, par value											$ 0.001	$ 0.001
Stock issued for services, value							$ 173,235	$ 147,799	$ 555,440	$ 606,796	$ 778,411	$ 825,170
Preferred stock, shares issued											925,000	0
Preferred stock, shares outstanding											925,000	0
Common stock, par value							$ 0.001		$ 0.001		$ .001	$ .001
Common stock, shares authorized							500,000,000		500,000,000		200,000,000	200,000,000
Common stock, shares outstanding							186,444,137		186,444,137		167,382,807	138,553,655
Common stock, shares issued							186,444,137		186,444,137		167,382,807	138,553,655
Warrant exercise price							$ 0.26		$ 0.26		$ 0.28	$ 1.36		$ 1.36
Stock issued for compensation, value												$ 458,818
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value											$ 589,440	1,321,376
Issuance of common stock in connection with the issuance of convertible debenture(s), value								13,486	$ 736,014	32,418
Stock issued for conversion of securities, value											32,418	523,601
Stock based compensation							$ 0	$ 16,200	62,600	48,600	64,800	369,318
Options [Member]
Stock based compensation									$ 0	$ 0	$ 0	$ 2,300
Convertible debt and interest [Member]
Stock issued for conversion of securities, shares									1,158,585		12,202,686	200,000
Stock issued for conversion of securities, value									$ 56,049		$ 2,788,199	$ 30,000
Convertible Debentures [Member]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares									10,869,677	160,260	160,260	1,432,653
Issuance of common stock in connection with the issuance of convertible debenture(s), value									$ 736,014	$ 32,418	$ 32,418	$ 523,601
Loans Payable and Other Accrued Obligations [Member]
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares									500,000	564,833	1,707,690	3,995,304
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value									$ 50,000	$ 389,440	$ 589,440	$ 1,321,376
Holder [Member]
Stock converted, shares converted	1,202,500
Stock converted, shares issued	925,000
Accredited Investors [Member]
Restricted shares issued during period			625,000	2,000,000
Private Placement [Member]
Common stock, shares issued								4,950,000		4,950,000
Warrants issued, shares								4,950,000		4,950,000
Warrant exercise price								$ 0.25		$ 0.25
Proceeds from private placement										$ 495,000
Employees, Officers and Director [Member]
Stock issued for compensation, shares									420,000
Stock issued for compensation, value									$ 35,600
Consultants and Other Professionals [Member]
Stock issued for services, shares									6,113,068	2,664,058
Stock issued for services, value									$ 555,440	$ 606,796
Series A Preferred Stock [Member]
Preferred stock, shares authorized							10,000,000		10,000,000		10,000,000		2,000,000
Preferred stock, par value							$ 0.001		$ 0.001		$ 0.001		$ 0.001
Deemed dividend										$ 740,899
Preferred stock, shares issued							0		0		925,000
Preferred stock, shares outstanding							0		0		925,000
Series A Preferred Stock [Member] | Accredited Investors [Member]
Stock issued for services, shares			125,000	400,000		400,000
Stock issued for services, value			$ 125,000	$ 400,000		$ 400,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized		10,000,000					8,000,000		8,000,000		8,000,000
Preferred stock, par value							$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued							5,309,884		5,309,884		0
Preferred stock, shares outstanding							5,309,884		5,309,884		0
Dividend Rate, Percentage		8.00%
Series B Preferred Stock [Member] | Accredited Investors [Member]
Stock issued for services, shares	250,000
Stock issued for services, value					$ 250,000
Series B Preferred Stock [Member] | OID Notes [Member]
Debt conversion, amount	$ 411,223
Series B Preferred Stock [Member] | TDH Sellers [Member]
Debt conversion, amount	1,101,000
Series B Preferred Stock [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Debt conversion, amount	$ 782,500
Series B Preferred Stock [Member] | Holders [Member]
Stock converted, shares issued	1,202,500
Debt conversion, shares issued	3,623,884